Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 31,746	$ 35,401
Loan commitment fees related to Senior Credit Facility	2,272	2,307
Software	29,474	33,094
Balance	35,401
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	53,416	51,912
Balance	51,912	39,707
Additions	1,510	12,205
Effect of foreign currency exchange differences	(6)
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	15,478	14,776
Balance	14,776	14,138
Additions	702	638
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	37,938	37,136
Balance	37,136	25,569
Additions	808	11,567
Effect of foreign currency exchange differences	(6)
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	21,670	16,511
Balance	16,511	11,591
Amortization expense	5,159	4,920
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	13,206	12,469
Balance	12,469	11,018
Amortization expense	737	1,451
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	8,464	4,042
Balance	4,042	573
Amortization expense	$ 4,422	$ 3,469